Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2020		2019		2018
Accrued expenses	Ps.	172,847	Ps.	202,363	Ps.	166,588
Taxes payable other than income tax		153,046		345,461		308,345
Accrued interest		44,295		42,438		40,227
	Ps.	370,188	Ps.	590,262	Ps.	515,160